Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer ("PEO") and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(¹)(²)(³) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Thousands)	Return on Average Assets
					TSR ($)	Peer Group TSR ($)
2025	1,236,169	2,649,852	764,858	925,299	335.22	196.00	50,319	1.24%
2024	1,229,082	1,927,809	628,327	705,822	279.17	147.85	44,245	1.20%
2023	1,978,750	2,422,445	475,638	659,922	235.71	107.76	37,027	1.13%
2022	1,835,629	2,407,904	630,011	864,228	208.72	108.73	40,858	1.46%
2021	1,629,663	2,424,342	562,326	883,253	162.83	138.33	35,755	1.37%

(1)
Corey A. Chambas was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Edward G. Sloane, Jr.	Edward G. Sloane, Jr.	Edward G. Sloane, Jr.	Brian D. Spielmann	Brian D. Spielmann
David R. Seiler	David R. Seiler	Brian D. Spielmann	David R. Seiler	David R. Seiler
Mark J. Meloy	Mark J. Meloy	David R. Seiler	Bradley A. Quade	Bradley A. Quade
Bradley A. Quade	Bradley A. Quade	Mark J. Meloy	James E. Hartlieb	James E. Hartlieb
Bradley A. Quade

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	1,236,169	—	(312,837)	977,036	749,484	2,649,852
2024	1,229,082	—	(352,781)	523,452	528,056	1,927,809
2023	1,978,750	(691,210)	(336,580)	489,453	982,032	2,422,445
2022	1,835,629	(399,848)	(336,093)	341,316	966,900	2,407,904
2021	1,629,663	(400,697)	(311,904)	265,893	1,241,387	2,424,342

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	764,858	—	(151,455)	—	311,896	925,299
2024	628,327	—	(116,489)	—	193,984	705,822
2023	475,638	—	(85,032)	—	269,316	659,922
2022	630,011	—	(113,090)	—	347,307	864,228
2021	562,326	—	(109,275)	—	430,202	883,253

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	395,567	311,207	—	42,710	—	—	749,484
2024	593,955	6,066	—	(71,965)	—	—	528,056
2023	462,821	159,402	—	359,809	—	—	982,032
2022	480,790	350,123	—	135,987	—	—	966,900
2021	545,944	652,825	—	42,618	—	—	1,241,387

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	198,539	101,479	—	11,878	—	—	311,896
2024	196,224	13,182	—	(15,422)	—	—	193,984
2023	117,508	46,801	—	105,007	—	—	269,316
2022	173,325	129,057	—	44,925	—	—	347,307
2021	201,133	212,231	—	16,839	—	—	430,202

(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Bank Index (“KBW Bank Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Bank Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the KBW Bank Index. Historical stock performance is not necessarily indicative of future stock performance.

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote
(1)
Corey A. Chambas was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Edward G. Sloane, Jr.	Edward G. Sloane, Jr.	Edward G. Sloane, Jr.	Brian D. Spielmann	Brian D. Spielmann
David R. Seiler	David R. Seiler	Brian D. Spielmann	David R. Seiler	David R. Seiler
Mark J. Meloy	Mark J. Meloy	David R. Seiler	Bradley A. Quade	Bradley A. Quade
Bradley A. Quade	Bradley A. Quade	Mark J. Meloy	James E. Hartlieb	James E. Hartlieb
Bradley A. Quade

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Bank Index (“KBW Bank Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Bank Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the KBW Bank Index. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,236,169	$ 1,229,082	$ 1,978,750	$ 1,835,629	$ 1,629,663
PEO Actually Paid Compensation Amount	$ 2,649,852	1,927,809	2,422,445	2,407,904	2,424,342
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	1,236,169	—	(312,837)	977,036	749,484	2,649,852
2024	1,229,082	—	(352,781)	523,452	528,056	1,927,809
2023	1,978,750	(691,210)	(336,580)	489,453	982,032	2,422,445
2022	1,835,629	(399,848)	(336,093)	341,316	966,900	2,407,904
2021	1,629,663	(400,697)	(311,904)	265,893	1,241,387	2,424,342

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	395,567	311,207	—	42,710	—	—	749,484
2024	593,955	6,066	—	(71,965)	—	—	528,056
2023	462,821	159,402	—	359,809	—	—	982,032
2022	480,790	350,123	—	135,987	—	—	966,900
2021	545,944	652,825	—	42,618	—	—	1,241,387

Non-PEO NEO Average Total Compensation Amount	$ 764,858	628,327	475,638	630,011	562,326
Non-PEO NEO Average Compensation Actually Paid Amount	$ 925,299	705,822	659,922	864,228	883,253
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	764,858	—	(151,455)	—	311,896	925,299
2024	628,327	—	(116,489)	—	193,984	705,822
2023	475,638	—	(85,032)	—	269,316	659,922
2022	630,011	—	(113,090)	—	347,307	864,228
2021	562,326	—	(109,275)	—	430,202	883,253

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	198,539	101,479	—	11,878	—	—	311,896
2024	196,224	13,182	—	(15,422)	—	—	193,984
2023	117,508	46,801	—	105,007	—	—	269,316
2022	173,325	129,057	—	44,925	—	—	347,307
2021	201,133	212,231	—	16,839	—	—	430,202

Compensation Actually Paid vs. Total Shareholder Return	The following charts display the relationship between Compensation Actually Paid and cumulative total shareholder return, net income, and return on average assets.
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Total Shareholder Return ("TSR")
Return on Average Tangible Common Equity ("ROATCE")
Return on Average Assets ("ROAA")
Operating Revenue
Efficiency Ratio

Total Shareholder Return Amount	$ 335.22	279.17	235.71	208.72	162.83
Peer Group Total Shareholder Return Amount	196	147.85	107.76	108.73	138.33
Net Income (Loss)	$ 50,319,000	$ 44,245,000	$ 37,027,000	$ 40,858,000	$ 35,755,000
Company Selected Measure Amount	0.0124	0.012	0.0113	0.0146	0.0137
PEO Name	Corey A. Chambas	Corey A. Chambas	Corey A. Chambas	Corey A. Chambas	Corey A. Chambas
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return ("TSR")
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity ("ROATCE")
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets ("ROAA")
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Operating Revenue
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (691,210)	$ (399,848)	$ (400,697)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	977,036	523,452	489,453	341,316	265,893
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	749,484	528,056	982,032	966,900	1,241,387
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount	395,567	593,955	462,821	480,790	545,944
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount	42,710	(71,965)	359,809	135,987	42,618
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	311,207	6,066	159,402	350,123	652,825
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	0	0	0	0	0
PEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (312,837)	(352,781)	(336,580)	(336,093)	(311,904)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return ("TSR")
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity ("ROATCE")
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets ("ROAA")
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Operating Revenue
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,896	193,984	269,316	347,307	430,202
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount	198,539	196,224	117,508	173,325	201,133
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount	11,878	(15,422)	105,007	44,925	16,839
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	101,479	13,182	46,801	129,057	212,231
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (151,455)	$ (116,489)	$ (85,032)	$ (113,090)	$ (109,275)